Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

The following table and related disclosure below are provided in compliance with the requirements of Item 402(v) of Regulation S-K to summarize information regarding the relationship between “Compensation Actually Paid” (“CAP”) (as calculated under applicable SEC rules), for our Principal Executive Officer (PEO) and our non-PEO NEOs, on an average basis, and the Company’s financial performance for each of the years Fiscal 2021 through Fiscal 2025.
The methodology for calculating amounts presented in the columns “CAP to PEO” (Compensation Actually Paid to PEO) and “Average CAP to Non-PEO NEOs” (Average Compensation Actually Paid to Non-PEO NEOs), including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A narrative discussion of the relationship between CAP and the Company’s performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during Fiscal 2025 to Company performance is also presented below.
The calculations and analysis below do not necessarily reflect our approach to aligning executive compensation with performance. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with financial performance, refer to the Compensation Discussion and Analysis beginning on page 36 of this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	Summary Compensation Table Total for PEO ($)	CAP to PEO(2)-(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs(2)-(3) ($)	Company TSR ($)	Peer Group TSR(4) ($)	Net Income (loss) ($000s)	Adjusted EBIT(5) ($000s)

2025	13,300,257	(11,626,746)	2,618,789	(1,143,004)	423.19	241.22	506,921	747,701
2024	17,036,310	40,833,160	3,065,458	5,768,307	517.47	196.33	556,223	827,109
2023	15,035,354	99,155,466	4,656,050	24,673,479	474.51	160.29	328,123	576,957
2022	11,034,157	(2,402,908)	3,099,622	(521,229)	118.38	132.31	2,816	138,101
2021	12,851,399	35,570,105	4,030,199	9,544,567	158.17	110.72	263,010	417,191
(1)NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2025	Fran Horowitz	Scott D. Lipesky, Robert J. Ball, Samir Desai, Gregory J. Henchel
2024	Fran Horowitz	Scott D. Lipesky, Robert J. Ball, Samir Desai, Gregory J. Henchel, Jay Rust
2023, 2022, 2021	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Samir Desai, Gregory J. Henchel
(2)Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously granted time-based RSUs and PSAs. For PSAs, changes in fair value were calculated as of the end of the covered fiscal year based on the probable outcome of performance conditions, with the TSR-weighted portion of PSAs, calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable fiscal year. No stock options were granted or continued to vest during any fiscal year presented in the table.
(3)For Fiscal 2025, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in the “Summary Compensation Table Total for PEO” and “Average Summary Compensation Table Total for Non-PEO NEOs” columns, respectively:

	PEO ($)	Average Non-PEO NEOs ($)
Total Reported in Fiscal 2025 Summary Compensation Table (SCT)	13,300,257	2,618,789

Less: Value of stock awards reported in SCT	10,456,903	1,586,376
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,443,455	1,584,364
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(11,119,618)	(1,623,158)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	—	—
Plus: Change in fair value (from prior year-end to vesting date) of prior year stock awards that vested this year	(13,793,937)	(2,136,623)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	—	—
Total Adjustments	(24,927,003)	(3,761,793)
Compensation Actually Paid for Fiscal 2025	(11,626,746)	(1,143,004)
(4)For purposes of calculating peer group total shareholder return, the S&P Retail Select Industry Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Fiscal 2025 Form 10-K. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 30, 2021, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
(5)We identified Adjusted EBIT as our Company-Selected Measure that represents, in our view, the most important measure used to link Compensation Actually Paid to performance for Fiscal 2025. Adjusted EBIT was the most heavily weighted performance measure in the Company’s annual cash incentive program for each of the years Fiscal 2021 through Fiscal 2025, and is a key driver of the Avg. Adjusted EBIT Margin metric used in our PSA program. Adjusted EBIT is a non-GAAP measure. Please refer to Appendix A to this Proxy Statement for additional detail on this measure.

Company Selected Measure Name		Adjusted EBIT
Named Executive Officers, Footnote	NEOs included in the above compensation columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs

2025	Fran Horowitz	Scott D. Lipesky, Robert J. Ball, Samir Desai, Gregory J. Henchel
2024	Fran Horowitz	Scott D. Lipesky, Robert J. Ball, Samir Desai, Gregory J. Henchel, Jay Rust
2023, 2022, 2021	Fran Horowitz	Scott D. Lipesky, Kristin Scott, Samir Desai, Gregory J. Henchel

PEO Total Compensation Amount		$ 13,300,257	$ 17,036,310	$ 15,035,354	$ 11,034,157	$ 12,851,399
PEO Actually Paid Compensation Amount		$ (11,626,746)	40,833,160	99,155,466	(2,402,908)	35,570,105
Adjustment To PEO Compensation, Footnote	Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously granted time-based RSUs and PSAs. For PSAs, changes in fair value were calculated as of the end of the covered fiscal year based on the probable outcome of performance conditions, with the TSR-weighted portion of PSAs, calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable fiscal year. No stock options were granted or continued to vest during any fiscal year presented in the table.
(3)For Fiscal 2025, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in the “Summary Compensation Table Total for PEO” and “Average Summary Compensation Table Total for Non-PEO NEOs” columns, respectively:

	PEO ($)	Average Non-PEO NEOs ($)
Total Reported in Fiscal 2025 Summary Compensation Table (SCT)	13,300,257	2,618,789

Less: Value of stock awards reported in SCT	10,456,903	1,586,376
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,443,455	1,584,364
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(11,119,618)	(1,623,158)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	—	—
Plus: Change in fair value (from prior year-end to vesting date) of prior year stock awards that vested this year	(13,793,937)	(2,136,623)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	—	—
Total Adjustments	(24,927,003)	(3,761,793)
Compensation Actually Paid for Fiscal 2025	(11,626,746)	(1,143,004)
(4)For purposes of calculating peer group total shareholder return, the S&P Retail Select Industry Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Fiscal 2025 Form 10-K. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 30, 2021, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
		(5)We identified Adjusted EBIT as our Company-Selected Measure that represents, in our view, the most important measure used to link Compensation Actually Paid to performance for Fiscal 2025. Adjusted EBIT was the most heavily weighted performance measure in the Company’s annual cash incentive program for each of the years Fiscal 2021 through Fiscal 2025, and is a key driver of the Avg. Adjusted EBIT Margin metric used in our PSA program. Adjusted EBIT is a non-GAAP measure. Please refer to Appendix A to this Proxy Statement for additional detail on this measure
Non-PEO NEO Average Total Compensation Amount		$ 2,618,789	3,065,458	4,656,050	3,099,622	4,030,199
Non-PEO NEO Average Compensation Actually Paid Amount		$ (1,143,004)	5,768,307	24,673,479	(521,229)	9,544,567
Adjustment to Non-PEO NEO Compensation Footnote	Fair value amounts or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns were determined based on applicable SEC rules with respect to previously granted time-based RSUs and PSAs. For PSAs, changes in fair value were calculated as of the end of the covered fiscal year based on the probable outcome of performance conditions, with the TSR-weighted portion of PSAs, calculated pursuant to a Monte Carlo simulation, as of the last day of the applicable fiscal year. No stock options were granted or continued to vest during any fiscal year presented in the table.
(3)For Fiscal 2025, the values included in the “CAP to PEO” and “Average CAP to Non-PEO NEOs” columns reflect the following adjustments from the values shown in the “Summary Compensation Table Total for PEO” and “Average Summary Compensation Table Total for Non-PEO NEOs” columns, respectively:

	PEO ($)	Average Non-PEO NEOs ($)
Total Reported in Fiscal 2025 Summary Compensation Table (SCT)	13,300,257	2,618,789

Less: Value of stock awards reported in SCT	10,456,903	1,586,376
Plus: Year-end value of stock awards granted in fiscal year that are outstanding and unvested	10,443,455	1,584,364
Plus: Change in fair value (from prior year-end) of stock awards granted in prior years that are outstanding and unvested	(11,119,618)	(1,623,158)
Plus: Fair Market Value (FMV) of awards granted this year and that vested this year	—	—
Plus: Change in fair value (from prior year-end to vesting date) of prior year stock awards that vested this year	(13,793,937)	(2,136,623)
Less: Prior year-end fair value of stock awards granted in prior years that failed to vest this year	—	—
Total Adjustments	(24,927,003)	(3,761,793)
Compensation Actually Paid for Fiscal 2025	(11,626,746)	(1,143,004)
(4)For purposes of calculating peer group total shareholder return, the S&P Retail Select Industry Index was utilized pursuant to Item 201(e) of Regulation S-K and as is reflected in our Fiscal 2025 Form 10-K. In accordance with applicable SEC rules, peer group TSR was calculated on a market capitalization weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return is indicated. TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on January 30, 2021, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends.
		(5)We identified Adjusted EBIT as our Company-Selected Measure that represents, in our view, the most important measure used to link Compensation Actually Paid to performance for Fiscal 2025. Adjusted EBIT was the most heavily weighted performance measure in the Company’s annual cash incentive program for each of the years Fiscal 2021 through Fiscal 2025, and is a key driver of the Avg. Adjusted EBIT Margin metric used in our PSA program. Adjusted EBIT is a non-GAAP measure. Please refer to Appendix A to this Proxy Statement for additional detail on this measure
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular List of Important Performance Measures
The following table sets forth an unranked list of the most important financial performance measures, including the Company-Selected Measure, linking CAP for all NEOs, including the PEO, to Company performance for Fiscal 2025.

Performance Measures

Adjusted EBIT(1)
Net Sales
Avg. Adjusted EBIT Margin(1)
Relative Total Shareholder Return

Total Shareholder Return Amount		$ 423.19	517.47	474.51	118.38	158.17
Peer Group Total Shareholder Return Amount		241.22	196.33	160.29	132.31	110.72
Net Income (Loss)		$ 506,921,000	$ 556,223,000	$ 328,123,000	$ 2,816,000	$ 263,010,000
Company Selected Measure Amount		747,701,000	827,109,000	576,957,000	138,101,000	417,191,000
PEO Name		Fran Horowitz
Measure:: 1
Pay vs Performance Disclosure
Name	[1]	Adjusted EBIT(1)
Measure:: 2
Pay vs Performance Disclosure
Name		Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	[1]	Avg. Adjusted EBIT Margin(1)
Measure:: 4
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (24,927,003)
PEO | Value of stock awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,456,903)
PEO | Year-end value of stock awards granted in fiscal year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,443,455
PEO | Change in fair value of prior year stock awards that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,119,618)
PEO | FMV of awards granted this year and that vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in fair value (from prior year-end) of prior year awards that vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,793,937)
PEO | Prior year fair value of prior year awards that failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,761,793)
Non-PEO NEO | Value of stock awards reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,586,376)
Non-PEO NEO | Year-end value of stock awards granted in fiscal year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,584,364
Non-PEO NEO | Change in fair value of prior year stock awards that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,623,158)
Non-PEO NEO | FMV of awards granted this year and that vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in fair value (from prior year-end) of prior year awards that vested this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,136,623)
Non-PEO NEO | Prior year fair value of prior year awards that failed to vest this year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0

[1]	These are non-GAAP measures. Please refer to Appendix A to this Proxy Statement for additional detail on these performance metrics.